Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Risk-Free Interest Rate	0.013%	0.14%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	10100.00%	10400.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments	$ 0	$ 0